CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 67,760	$ 74,870
Short-term cash deposits		194
Securities	7,400	5,127
Securities-derivatives	209	190
Trade receivables	5,343	34,259
Tax receivables	104	747
Other receivables	8,675	21,690
Inventories	11,406	9,826	[1]
Restricted cash	281
Deposits, prepaid and other	828	2,378
Total current assets	102,006	149,281
Non-current Assets
Securities	4,702	771
Securities-derivatives		56
Real estate held for sale	13,830	13,803
Investment property	37,804	37,660
Property, plant and equipment	58,325	83,954
Interests in resource properties	273,250	92,551
Tax receivables	488
Deferred income tax assets	15,735	16,694	[1]
Other	773	2,132
Other, restricted		45
Total non-current assets	404,907	247,666
Total Assets	506,913	396,947
Current Liabilities
Short-term bank borrowings		2,074
Debt, current portion	0	43,733
Account payables and accrued expenses	26,315	44,750
Financial liabilities-derivatives	37	302
Income tax liabilities	855	1,910
Total current liabilities	27,207	92,769
Long-term Liabilities
Loan payable	3,981
Decommissioning obligations	13,641	13,699
Deferred income tax liabilities	66,421	10,303	[1]
Other	1,257	227
Total long-term liabilities	85,300	24,229
Total liabilities	112,507	116,998
Equity
Capital stock, fully paid	16	16
Additional paid-in capital	312,132	312,132
Treasury stock	(2,643)	(2,643)
Contributed surplus	16,735	16,666
Retained earnings (accumulated deficit)	19,333	(87,183)
Accumulated other comprehensive income	40,803	38,792
Shareholders' equity	386,376	277,780
Non-controlling interests	8,030	2,169
Total equity	394,406	279,949
Total liabilities and equity	$ 506,913	$ 396,947

[1]	Restated